LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–96.09%
Brazil–8.11%
Ambev SA	1,754,800	$ 5,720,271
Banco do Brasil SA	705,500	5,127,083
Cia Siderurgica Nacional SA	933,200	5,088,346
Hypera SA	670,700	5,458,801
JBS SA	677,300	5,333,273
Telefonica Brasil SA	466,600	5,276,513
Vale SA	257,100	5,158,146
Vibra Energia SA	1,020,400	4,993,714
		42,156,147
China–26.02%
Agricultural Bank of China Ltd. Class H	13,948,000	5,332,082
Anhui Conch Cement Co. Ltd. Class H	1,057,500	5,408,560
Bank of China Ltd. Class H	13,438,100	5,362,547
CGN Power Co. Ltd. Class H	19,732,000	5,137,968
China CITIC Bank Corp. Ltd. Class H	10,932,000	5,516,530
China Conch Venture Holdings Ltd.	1,860,000	5,422,254
China Feihe Ltd.	4,759,000	4,714,468
China Hongqiao Group Ltd.	3,704,000	4,946,043
China Life Insurance Co. Ltd. Class H	3,299,000	5,026,109
China Pacific Insurance Group Co. Ltd. Class H	2,007,400	4,899,785
China Petroleum & Chemical Corp. Class H	10,816,000	5,374,714
China Tower Corp. Ltd. Class H	45,450,000	5,105,894
CITIC Ltd.	4,793,000	5,329,431
Country Garden Holdings Co. Ltd.	7,328,051	5,609,666
Great Wall Motor Co. Ltd. Class H	3,126,000	5,012,263
Haitong Securities Co. Ltd. Class H	1,766,400	1,342,304
Hengan International Group Co. Ltd.	1,149,000	5,294,333
Huatai Securities Co. Ltd. Class H	3,404,800	5,210,362
Industrial & Commercial Bank of China Ltd. Class H	8,680,000	5,321,293
Kingsoft Corp. Ltd.	1,671,400	5,419,626
People's Insurance Co. Group of China Ltd. Class H	16,116,000	5,258,227
PICC Property & Casualty Co. Ltd. Class H	5,192,000	5,286,988
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
China (continued)
Ping An Insurance Group Co. of China Ltd. Class H	711,500	$ 5,054,699
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,044,800	4,296,044
Sunac China Holdings Ltd.	8,090,000	4,730,088
Tingyi Cayman Islands Holding Corp.	2,940,000	4,954,234
Weichai Power Co. Ltd. Class H	3,112,000	4,918,305
		135,284,817
Hong Kong–8.96%
Bank of Communications Co. Ltd. Class H	7,575,000	5,423,069
China Construction Bank Corp. Class H	7,147,000	5,353,564
China Gas Holdings Ltd.	3,897,000	4,994,815
China National Building Material Co. Ltd. Class H	4,460,000	5,485,991
Guangzhou Automobile Group Co. Ltd. Class H	6,251,200	5,154,606
Kingboard Holdings Ltd.	1,041,000	5,020,889
Postal Savings Bank of China Co. Ltd. Class H	6,441,000	5,186,595
Sino Biopharmaceutical Ltd.	7,963,000	4,970,966
Sinopharm Group Co. Ltd. Class H	2,212,800	5,023,171
		46,613,666
Hungary–0.99%
Richter Gedeon Nyrt	244,236	5,162,861
		5,162,861
India–5.00%
GAIL India Ltd.	2,686,228	5,517,801
Indian Oil Corp. Ltd.	3,281,060	5,120,084
ITC Ltd.	1,549,443	5,125,277
NTPC Ltd.	2,916,363	5,172,134
Vedanta Ltd.	960,300	5,071,331
		26,006,627
Indonesia–0.99%
Astra International Tbk PT	11,283,800	5,165,604
		5,165,604
Kuwait–0.99%
Mobile Telecommunications Co. KSCP	2,498,946	5,162,296
		5,162,296
LVIP SSGA Emerging Markets 100 Fund–1

LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mexico–1.53%
Arca Continental SAB de CV	386,203	$ 2,621,093
Fibra Uno Administracion SA de CV	4,535,100	5,312,611
		7,933,704
Poland–1.99%
Polski Koncern Naftowy ORLEN SA	284,175	5,141,425
Powszechny Zaklad Ubezpieczen SA	646,896	5,211,503
		10,352,928
Qatar–0.95%
Industries Qatar QSC	950,989	4,961,568
		4,961,568
Republic of Korea–22.98%
Coway Co. Ltd.	92,806	5,231,118
GS Engineering & Construction Corp.	92,323	3,534,332
GS Holdings Corp.	155,593	5,619,302
Hana Financial Group, Inc.	126,664	5,037,829
Hyundai Glovis Co. Ltd.	33,341	5,295,279
Hyundai Mobis Co. Ltd.	30,007	5,288,749
Hyundai Motor Co.	35,804	5,331,976
Hyundai Steel Co.	149,858	5,137,247
KB Financial Group, Inc.	102,631	5,143,237
Kia Corp.	87,400	5,293,656
Korea Investment Holdings Co. Ltd.	82,051	5,271,275
KT&G Corp.	77,893	5,182,222
LG Corp.	83,464	5,241,384
LG Display Co. Ltd.	314,290	5,354,638
LG Electronics, Inc.	52,079	5,177,608
Lotte Chemical Corp.	30,966	5,352,401
POSCO Holdings, Inc.	20,729	4,972,342
Samsung C&T Corp.	56,013	5,268,332
Samsung Fire & Marine Insurance Co. Ltd.	31,508	5,693,042
Samsung Life Insurance Co. Ltd.	98,770	5,370,193
Shinhan Financial Group Co. Ltd.	158,330	5,378,266
SK Telecom Co. Ltd.	109,974	5,142,189
Woori Financial Group, Inc.	414,573	5,196,132
		119,512,749
Russia–0.00%
=Novolipetsk Steel PJSC GDR	176,137	0
=Severstal PAO	283,840	0
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Russia (continued)
=Surgutneftegas PJSC	11,590,970	$ 0
		0
South Africa–1.00%
Vodacom Group Ltd.	474,425	5,194,731
		5,194,731
Taiwan–14.62%
Acer, Inc.	4,879,000	5,057,140
ASE Technology Holding Co. Ltd.	1,408,000	5,017,358
Asia Cement Corp.	3,051,000	5,151,907
Asustek Computer, Inc.	396,000	5,137,573
†AU Optronics Corp.	7,023,000	4,865,593
†Compal Electronics, Inc.	5,496,000	5,119,696
Far Eastern New Century Corp.	4,792,000	5,063,984
Hon Hai Precision Industry Co. Ltd.	1,388,000	5,096,499
Innolux Corp.	8,496,000	4,920,566
Lite-On Technology Corp.	2,190,000	5,174,478
Pegatron Corp.	2,007,000	5,053,749
Pou Chen Corp.	4,700,000	5,145,339
Quanta Computer, Inc.	1,610,000	4,930,545
WPG Holdings Ltd.	2,598,000	5,061,306
Yuanta Financial Holding Co. Ltd.	5,686,000	5,209,140
		76,004,873
Thailand–0.99%
PTT Global Chemical PCL NVDR	3,375,100	5,151,468
		5,151,468
Turkey–0.97%
Eregli Demir ve Celik Fabrikalari TAS	2,287,727	5,015,247
		5,015,247
Total Common Stock (Cost $486,215,786)		499,679,286
PREFERRED STOCKS–2.91%
Brazil–2.91%
Cia Energetica de Minas Gerais 8.14%	1,431,300	4,557,505
Gerdau SA 10.67%	806,900	5,206,408
Petroleo Brasileiro SA 24.95%	768,600	5,388,699
Total Preferred Stocks (Cost $15,190,356)		15,152,612

LVIP SSGA Emerging Markets 100 Fund–2

LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.00% (Cost $501,406,142)	$514,831,898
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.00%	5,183,171
NET ASSETS APPLICABLE TO 59,844,210 SHARES OUTSTANDING–100.00%	$520,015,069

= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
† Non-income producing.

The following futures contracts were outstanding at March 31, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
73	E-mini MSCI Emerging Markets Index	$4,108,075	$3,891,970	6/17/22	$216,105	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
GDR–Global Depository Receipt
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
See accompanying notes.
LVIP SSGA Emerging Markets 100 Fund–3

LVIP SSGA Emerging Markets 100 Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets 100 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA Emerging Markets 100 Fund–4

LVIP SSGA Emerging Markets 100 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$42,156,147	$—	$—	$42,156,147
China	—	135,284,817	—	135,284,817
Hong Kong	—	46,613,666	—	46,613,666
Hungary	5,162,861	—	—	5,162,861
India	—	26,006,627	—	26,006,627
Indonesia	5,165,604	—	—	5,165,604
Kuwait	5,162,296	—	—	5,162,296
Mexico	7,933,704	—	—	7,933,704
Poland	—	10,352,928	—	10,352,928
Qatar	—	4,961,568	—	4,961,568
Republic of Korea	—	119,512,749	—	119,512,749
Russia	—	—	—*	—
South Africa	5,194,731	—	—	5,194,731
Taiwan	—	76,004,873	—	76,004,873
Thailand	—	5,151,468	—	5,151,468
Turkey	—	5,015,247	—	5,015,247
Preferred Stocks	15,152,612	—	—	15,152,612
Total Investments	$85,927,955	$428,903,943	$—	$514,831,898
Derivatives:

Assets:
Futures Contract	$216,105	$—	$—	$216,105

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2022, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at March 31, 2022, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA Emerging Markets 100 Fund–5